VANECK VIDEO GAMING AND ESPORTS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 3.4%
Aristocrat Leisure Ltd. 313,852 $ 13,389,706
Underline
China : 18.4%
China Ruyi Holdings Ltd.
(HKD) * † 25,904,000 8,348,678
Kingsoft Corp. Ltd. (HKD) 2,495,800 13,044,322
NetEase, Inc. (ADR) 167,782 22,580,101
Tencent Holdings Ltd. (HKD) 360,600 23,235,332
XD, Inc. (HKD) 778,800 4,805,800
72,014,233
France : 0.8%
Ubisoft Entertainment SA * † 278,963 3,081,914
Underline
Japan : 29.5%
Bandai Namco Holdings, Inc. 418,800 14,963,740
Capcom Co. Ltd. 549,900 18,722,693
Konami Group Corp. 122,100 19,245,410
Nexon Co. Ltd. 838,100 16,829,248
Nintendo Co. Ltd. 323,100 30,932,710
Square Enix Holdings Co.
Ltd. † 201,100 14,996,295
115,690,096
Poland : 3.6%
CD Projekt SA 183,713 14,299,930
Underline
South Korea : 5.7%
Krafton, Inc. * 61,596 16,537,866
NCSoft Corp. 38,919 5,944,866
22,482,732
Sweden : 1.1%
Embracer Group AB * † 397,397 4,502,895
Underline
Number
of Shares Value
Taiwan : 6.7%
International Games System
Co. Ltd. 572,000 $ 16,791,488
Micro-Star International Co.
Ltd. 1,932,000 9,498,727
26,290,215
United States : 30.7%
AppLovin Corp. * 62,064 21,727,365
Electronic Arts, Inc. 125,891 20,104,793
GameStop Corp. * 586,075 14,294,369
Roblox Corp. * 251,316 26,438,443
Take-Two Interactive
Software, Inc. * 87,121 21,157,335
Unity Software, Inc. * † 690,566 16,711,697
120,434,002
Total Common Stocks
(Cost: $288,652,903) 392,185,723
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $578)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 578 578
Total Investments: 99.9%
(Cost: $288,653,481) 392,186,301
Other assets less liabilities: 0.1% 300,449
NET ASSETS: 100.0% $ 392,486,750
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
† Security fully or partially on loan. Total market value of securities on loan is $33,005,396.
* Non-income producing